Preferred Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	38.6		38.6
Number of shares issued (in shares)	38.6		38.6
Amount	$ 942		$ 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9.6		9.6	10.2
Number of shares issued (in shares)	9.6		9.6	10.2
Amount	$ 235		$ 235
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	2.4		2.4	1.8
Number of shares issued (in shares)	2.4		2.4	1.8
Amount	$ 58		$ 58
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10.0	11.0	11.0
Number of shares issued (in shares)	10.0	11.0	11.0
Amount	$ 243		$ 269
Series D
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	1.0		0.0
Number of shares issued (in shares)	1.0		0.0
Amount	$ 26		$ 0
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9.0		9.0
Number of shares issued (in shares)	9.0		9.0
Amount	$ 219		$ 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6.6		6.6
Number of shares issued (in shares)	6.6		6.6
Amount	$ 161		$ 161